COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF FUTURE MINIMUM RENTAL PAYMENTS FOR OPERATING LEASE
Year ended December 31,

2021	158,029
2022	72,638
2023	74,112
2024	75,362
2025	76,390
Subsequent	19,162
Total	$475,693

Year ended December 31,

2021	158,029
2022	72,638
2023	74,112
2024	75,362
2025	76,390
Subsequent	19,162
Total	$475,693